Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Inventory [Table Text Block]

Inventories by major categories are as follows:
	June 30,		December 31,
	2013	2013	2012
	USD’000	RMB’000	RMB’000
Finished goods	67,230	412,616	516,372